Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2011	2010
Royal Bank of Scotland revolving credit facility	$290,700	$290,700
Bremer Landesbank loan facility	32,800	36,400
Deutsche Bank AG loan facility	35,800	38,200
DnB NOR Bank ASA loan facility	-	19,670
Emporiki Bank of Greece S.A.	15,000	-
Total debt outstanding	$374,300	$384,970
Less related deferred financing costs	(962)	(1,347)
Total debt, net of deferred financing costs	$373,338	$383,623
Current portion of long term debt	$(27,700)	$(7,320)
Long-term debt, non current portion	$345,638	$376,303

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2012	to	December 31, 2012	$27,700
January 1, 2013	to	December 31, 2013	37,000
January 1, 2014	to	December 31, 2014	37,000
January 1, 2015	to	December 31, 2015	63,200
January 1, 2016	to	December 31, 2016	184,600
January 1, 2017	and thereafter		24,800
		Total	$374,300